Report of Directors Financial Review Risk Report - Assets Held for Sale Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 284,041	£ 308,255
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	460,163	492,696
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets	98,048	90,951
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	887	21,512
Allowance for ECL | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(925)	(1,217)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets	(861)	(1,089)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	(3)	£ (64)
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	526
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	(3)
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	246
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	0
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	115
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of financial assets [line items]
Financial assets	£ 0